Finance and investment income, finance costs and revaluation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation of Financial Instruments (Detail) - GBP (£)
£ in Millions
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement [Line Items]
Income from equity investments		£ 18.3	£ 15.4		£ 16.8
Net interest expense on pension plans		3.5	3.6	[1]	5.4	[1]
Interest expense related to lease liabilities		105.1
Finance costs		359.1	279.1		261.9
Continuing Operation [member]
Statement [Line Items]
Income from equity investments		18.3	15.2	[1]	16.7	[1]
Interest income		80.7	83.7	[1]	72.3	[1]
Finance income		99.0	98.9	[1]	89.0	[1]
Net interest expense on pension plans		3.5	3.6	[1]	5.4	[1]
Interest on other long-term employee benefits		3.9	3.5	[1]	3.3	[1]
Interest expense and similar charges	[2]	252.0	272.0	[1]	253.2	[1]
Interest expense related to lease liabilities		99.7
Finance costs		359.1	279.1	[1]	261.9	[1]
Movements in fair value of treasury instruments		0.4	(11.0)	[1]	0.4	[1]
Premium on the early repayment of bonds		(63.4)
Revaluation of investments held at fair value through profit or loss		9.1	67.8	[1]
Revaluation of put options over non-controlling interests		(13.5)	34.4	[1]	51.4	[1]
Revaluation of payments due to vendors (earnout agreements)		(1.0)	78.2	[1]	192.1	[1]
Revaluation of financial instruments		£ (68.4)	£ 169.4	[1]	£ 243.9	[1]

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[2]	Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.